Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$849,147.26

Principal:
Principal Collections	$14,558,304.96
Prepayments in Full	$6,317,653.14
Liquidation Proceeds	$168,849.04
Recoveries	$69,284.25
Sub Total	$21,114,091.39
Collections	$21,963,238.65

Purchase Amounts:
Purchase Amounts Related to Principal	$219,750.48
Purchase Amounts Related to Interest	$771.27
Sub Total	$220,521.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,183,760.40

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,183,760.40
Servicing Fee	$364,391.04	$364,391.04	$0.00	$0.00	$21,819,369.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,819,369.36
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,819,369.36
Interest - Class A-3 Notes	$44,755.84	$44,755.84	$0.00	$0.00	$21,774,613.52
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$21,719,488.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,719,488.52
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$21,696,464.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,696,464.35
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$21,678,259.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,678,259.68
Regular Principal Payment	$19,688,574.01	$19,688,574.01	$0.00	$0.00	$1,989,685.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,989,685.67
Residual Released to Depositor	$0.00	$1,989,685.67	$0.00	$0.00	$0.00

Total		$22,183,760.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,688,574.01
Total					$19,688,574.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,688,574.01	$43.27	$44,755.84	$0.10	$19,733,329.85	$43.37
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$19,688,574.01	$14.96	$141,109.68	$0.11	$19,829,683.69	$15.07

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$179,023,366.58	0.3934061	$159,334,792.57	0.3501402
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$379,813,366.58	0.2886383	$360,124,792.57	0.2736760

Pool Information
Weighted Average APR	2.298%	2.291%
Weighted Average Remaining Term	34.36	33.55
Number of Receivables Outstanding	22,807	22,228
Pool Balance	$437,269,253.98	$415,685,280.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$409,400,351.82	$389,388,018.20
Pool Factor	0.3089153	0.2936669

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$26,297,261.87
Targeted Overcollateralization Amount	$55,560,487.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,560,487.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$319,416.29
(Recoveries)		45	$69,284.25
Net Loss for Current Collection Period			$250,132.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6864%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2487%
Second Prior Collection Period			0.1943%
Prior Collection Period			0.4238%
Current Collection Period			0.7038%
Four Month Average (Current and Prior Three Collection Periods)			0.3926%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1365	$4,227,912.18
(Cumulative Recoveries)			$775,920.66
Cumulative Net Loss for All Collection Periods			$3,451,991.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2439%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,097.37
Average Net Loss for Receivables that have experienced a Realized Loss			$2,528.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.72%	304	$7,163,882.67
61-90 Days Delinquent	0.28%	43	$1,150,699.92
91-120 Days Delinquent	0.02%	2	$81,605.19
Over 120 Days Delinquent	0.04%	7	$172,799.56
Total Delinquent Receivables	2.06%	356	$8,568,987.34

Repossession Inventory:
Repossessed in the Current Collection Period		9	$263,634.22
Total Repossessed Inventory		15	$456,140.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2229%
Prior Collection Period			0.2192%
Current Collection Period			0.2339%
Three Month Average			0.2254%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3380%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	88	$1,968,805.64
2 Months Extended	122	$3,216,115.59
3+ Months Extended	18	$455,540.30

Total Receivables Extended	228	$5,640,461.53

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer